IBOR Transition (Detail) - EUR (€) € in Millions		Jun. 30, 2022		Dec. 31, 2021
USD LIBOR [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets		€ 3,172,780		€ 2,894,005
Non-Derivative Financial assets [Abstract]
Non-Derivative Financial Assets		44,392		64,584
Loans		41,563		62,403
Other		2,830		2,181
Derivative Financial assets [Abstract]
Derivative Financial Assets		3,128,387	[1]	2,829,421	[2]
Total financial liabilities		3,057,020		2,686,766
Non-Derivative Financial liabilities [Abstract]
Total Non-Derivative Financial Liabilities		28,081		17,403
Bonds		8,284		6,561
Deposits		19,637		10,809
Other		159		32
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities		3,028,939	[1]	2,669,363	[2]
Off-balance sheet [Abstract]
Off-balance sheet		€ 59,460		73,166
GBP LIBOR [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets				356,907
Non-Derivative Financial assets [Abstract]
Non-Derivative Financial Assets				5,605
Loans				5,478
Other				127
Derivative Financial assets [Abstract]
Derivative Financial Assets	[2]			351,302
Total financial liabilities				321,471
Non-Derivative Financial liabilities [Abstract]
Total Non-Derivative Financial Liabilities				41
Other				41
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[2]			321,430
Off-balance sheet [Abstract]
Off-balance sheet				498
CHF LIBOR [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets				47,247
Non-Derivative Financial assets [Abstract]
Non-Derivative Financial Assets				182
Loans				182
Derivative Financial assets [Abstract]
Derivative Financial Assets	[2]			47,065
Total financial liabilities				45,442
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[2]			45,442
Off-balance sheet [Abstract]
Off-balance sheet				40
JPY LIBOR [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets				523,593
Non-Derivative Financial assets [Abstract]
Non-Derivative Financial Assets				66
Loans				59
Other				7
Derivative Financial assets [Abstract]
Derivative Financial Assets	[2]			523,527
Total financial liabilities				502,571
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[2]			502,571
Off-balance sheet [Abstract]
Off-balance sheet				95
EONIA [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets				9,578
Non-Derivative Financial assets [Abstract]
Non-Derivative Financial Assets				536
Loans				363
Other				173
Derivative Financial assets [Abstract]
Derivative Financial Assets	[2]			9,042
Total financial liabilities				7,840
Non-Derivative Financial liabilities [Abstract]
Total Non-Derivative Financial Liabilities				689
Deposits				664
Other				25
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[2]			7,151
Off-balance sheet [Abstract]
Off-balance sheet				1,963
Other IBORs [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets				40,971
Non-Derivative Financial assets [Abstract]
Non-Derivative Financial Assets				469
Loans				469
Derivative Financial assets [Abstract]
Derivative Financial Assets	[2]			40,503
Total financial liabilities				38,650
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[2]			38,650
Off-balance sheet [Abstract]
Off-balance sheet				33
Multiple basis [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets	[3]			167,050
Derivative Financial assets [Abstract]
Derivative Financial Assets	[2],[3]			167,050
Total financial liabilities	[3]			144,217
Derivative Financial liabilities [Abstract]
Derivative Financial Liabilities	[2],[3]			€ 144,217

[1]	The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature
[2]	The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature
[3]	Multiple basis relates to underlying contracts utilizing multiple benchmarks subject to reforms, (e.g. floating- floating interest rate swaps which have cash flows in GBP IBOR and USD IBOR).